Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statements:
Revenues	₱ 193,257	₱ 181,004	₱ 169,187
Depreciation and amortization	52,169	47,480	39,656
Interest income	656	1,210	1,745
Interest expense	10,482	10,333	8,730
Provision for (benefit from) income tax	7,478	8,441	9,550
NET INCOME	26,676	24,580	22,786
Other comprehensive income (loss)	1,767	(4,290)	(6,182)
TOTAL COMPREHENSIVE INCOME	25,897	20,290	16,604
Equity holders of PLDT	25,582	20,000	16,343
CREATE adjustment	2,546
Equity share in net earnings (losses) of associates and joint ventures	(1,101)	(2,328)	(1,535)
VTI, Bow Arken and Brightshare [Member]
Income Statements:
Revenues	3,772	3,413	3,339
Depreciation and amortization	1,490	1,445	1,337
Interest income	16	25	64
Provision for (benefit from) income tax	174	196	216
NET INCOME	157	175	70
TOTAL COMPREHENSIVE INCOME	157	175	70
Equity holders of PLDT	79	87	35
CREATE adjustment	892
Equity share in net earnings (losses) of associates and joint ventures	971	87	35
Satventures, Inc. [Member]
Income Statements:
Revenues	11,467	9,127	7,367
Depreciation and amortization	1,268	1,049	920
Interest income	2	16	4
Interest expense	219	241	235
Provision for (benefit from) income tax	200	153	165
NET INCOME	110	260	308
TOTAL COMPREHENSIVE INCOME	110	260	308
Equity share in net earnings (losses) of associates and joint ventures	70	166	485
VIH [Member]
Income Statements:
Revenues	5,336	4,717	1,291
Depreciation and amortization	218	237	254
Interest income (expense)	9	(516)	146
Provision for (benefit from) income tax	2	5	(4)
NET INCOME	(5,541)	(4,880)	(4,576)
Other comprehensive income (loss)	30	(47)	(124)
TOTAL COMPREHENSIVE INCOME	(5,511)	(4,927)	4,700
Equity share in net earnings (losses) of associates and joint ventures	(2,237)	(2,392)	(2,268)
AFPI
Income Statements:
Revenues	20	66	107
NET INCOME	25	(116)	90
TOTAL COMPREHENSIVE INCOME	₱ 25	₱ (116)	₱ 90